PROPERTY AND EQUIPMENT - Narrative (Details) - Q1 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1	$ 1	$ 4	$ 3